Post-employment benefit plans	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Post-employment benefit plans	Post-employment benefit plans
Post-employment benefit plans cost
We provide pension and other benefits for most of our employees. These include DB pension plans, DC pension plans and OPEBs.
We operate our DB and DC pension plans under applicable Canadian and provincial pension legislation, which prescribes minimum and maximum DB funding requirements. Plan assets are held in trust, and the oversight of governance of the plans, including investment decisions, contributions to DB plans and the selection of the DC plans investment options offered to plan participants, lies with the Risk and Pension Fund Committee, a committee of our board of directors.
The interest rate risk is managed using a liability matching approach, which reduces the exposure of the DB plans to a mismatch between investment growth and obligation growth.
The longevity risk is managed using a longevity swap, which reduces the exposure of the DB plans to an increase in life expectancy.
Components of post-employment benefit plans service cost

For the year ended December 31	2024	2023
DB pension	(134)	(128)
DC pension	(136)	(133)
OPEBs	(1)	(1)
Less:
Capitalized benefit plans cost	63	56
Total post-employment benefit plans service cost	(208)	(206)
Components of post-employment benefit plans financing income

For the year ended December 31	2024	2023
DB pension	99	149
OPEBs	(33)	(41)
Total net return on post-employment benefit plans	66	108
The statements of comprehensive income include the following amounts before income taxes.

	2024	2023
Cumulative gains recognized directly in equity, January 1	432	985
Actuarial gains (losses) in other comprehensive income (loss)(1)	984	(835)
(Increase) decrease in the effect of the asset limit in other comprehensive income (loss)(2)	(188)	282
Cumulative gains recognized directly in equity, December 31	1,228	432
(1)The cumulative actuarial gains recognized in the statements of comprehensive income are $1,848 million at December 31, 2024.
(2)The cumulative increase in the effect of the asset limit recognized in the statements of comprehensive income is $620 million at December 31, 2024.
Components of post-employment benefit assets (obligations)
The following table shows the change in post-employment benefit obligations and the fair value of plan assets.

	DB pension plans		OPEB plans		Total
	2024	2023	2024	2023	2024	2023
Post-employment benefit obligations, January 1	(20,595)	(19,295)	(1,074)	(1,138)	(21,669)	(20,433)
Current service cost	(134)	(128)	(1)	(1)	(135)	(129)
Interest on obligations	(927)	(993)	(49)	(58)	(976)	(1,051)
Actuarial gains (losses)(1)	214	(1,572)	—	51	214	(1,521)
Benefit payments	1,349	1,401	70	72	1,419	1,473
Employee contributions	(8)	(8)	—	—	(8)	(8)
Business combinations	(33)	—	—	—	(33)	—
Post-employment benefit obligations, December 31	(20,134)	(20,595)	(1,054)	(1,074)	(21,188)	(21,669)
Fair value of plan assets, January 1	23,768	23,355	330	327	24,098	23,682
Expected return on plan assets(2)	1,062	1,195	16	17	1,078	1,212
Actuarial gains (losses)(1)	737	692	33	(6)	770	686
Benefit payments	(1,349)	(1,401)	(70)	(72)	(1,419)	(1,473)
Employer contributions	48	41	61	64	109	105
Employee contributions	8	8	—	—	8	8
Transfers to DC plans	(132)	(124)	—	—	(132)	(124)
Business combinations	47	—	—	—	47	—
Other	(1)	2	—	—	(1)	2
Fair value of plan assets, December 31	24,188	23,768	370	330	24,558	24,098
Plan asset (deficit)	4,054	3,173	(684)	(744)	3,370	2,429
Effect of asset limit	(960)	(719)	—	—	(960)	(719)
Interest on effect of asset limit	(36)	(53)	—	—	(36)	(53)
Post-employment benefit asset (liability), December 31	3,058	2,401	(684)	(744)	2,374	1,657
Post-employment benefit assets	3,578	2,935	—	—	3,578	2,935
Post-employment benefit obligations	(520)	(534)	(684)	(744)	(1,204)	(1,278)
(1)Actuarial gains (losses) include experience gains of $809 million in 2024 and $734 million in 2023.
(2)The actual return on plan assets was $1,848 million or 8.1% in 2024 and $1,898 million or 8.8% in 2023.
Funded status of post-employment benefit plans
The following table shows the funded status of our post-employment benefit obligations.

	Funded		Partially funded(1)		Unfunded(2)		Total
For the year ended December 31	2024	2023	2024	2023	2024	2023	2024	2023
Present value of post-employment benefit obligations	(19,558)	(20,004)	(1,425)	(1,453)	(205)	(212)	(21,188)	(21,669)
Fair value of plan assets	24,123	23,703	435	395	—	—	24,558	24,098
Plan surplus (deficit)	4,565	3,699	(990)	(1,058)	(205)	(212)	3,370	2,429
Effect of asset limit	(996)	(772)	—	—	—	—	(996)	(772)
Post-employment benefit asset (liability)	3,569	2,927	(990)	(1,058)	(205)	(212)	2,374	1,657
(1)The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.
(2)Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.
Significant assumptions
We used the following key assumptions to measure the post-employment benefit obligations and the net benefit plans cost for the DB pension plans and OPEB plans. These assumptions are long-term, which is consistent with the nature of post-employment benefit plans.

	DB pension plans and OPEB plans
For the year ended December 31	2024	2023
Post-employment benefit obligations
Discount rate	4.7%	4.6%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.4	23.4
(1)Cost of living indexation rate is only applicable to DB pension plans.

	DB pension plans and OPEB plans
For the year ended December 31	2024	2023
Net post-employment benefit plans cost
Discount rate	4.7%	5.3%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.4	23.3
(1) Cost of living indexation rate is only applicable to DB pension plans.
The weighted average duration of the post-employment benefit obligation is 11 years.
We assumed the following trend rates in healthcare costs:
•an annual increase in the cost of medication of 6.5% for 2024 decreasing to 4.0% over 20 years
•an annual increase in the cost of covered dental benefits of 4.5%
•an annual increase in the cost of covered hospital benefits of 3.7%
•an annual increase in the cost of other covered healthcare benefits of 4.5%
Assumed trend rates in healthcare costs have a significant effect on the amounts reported for the healthcare plans.
The following table shows the effect of a 1% change in the assumed trend rates in healthcare costs.

Effect on post-employment benefits - increase/(decrease)	1% increase	1% decrease
Total service and interest cost	2	(3)
Post-employment benefit obligations	55	(49)
Sensitivity analysis
The following table shows a sensitivity analysis of key assumptions used to measure the net post-employment benefit obligations and the net post-employment benefit plans cost for our DB pension plans and OPEB plans.

		Impact on net post-employment benefit plans cost for 2024 – increase/(decrease)		Impact on post-employment benefit obligations at December 31, 2024 – increase/(decrease)
	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5%	(79)	72	(1,102)	1,208
Cost of living indexation rate	0.5%	53	(41)	987	(805)
Life expectancy at age 65	1 year	36	(37)	720	(721)
Post-employment benefit plan assets
The investment strategy for the post-employment benefit plan assets is to maintain a diversified portfolio of assets invested in a prudent manner to maintain the security of benefits.
The following table shows the target allocations for 2024 and the allocation of our post-employment benefit plan assets at December 31, 2024 and 2023.

	Weighted average target allocation	Total plan assets fair value
Asset category	2024	December 31, 2024	December 31, 2023
Equity securities	0%-40%	13%	13%
Debt securities	40%-100%	53%	55%
Alternative investments	0%-50%	34%	32%
Total		100%	100%
The following table shows the fair value of the DB pension plan assets for each category.

For the year ended December 31	2024	2023
Observable markets data
Equity securities
Canadian	862	858
Foreign	2,344	2,265
Debt securities
Canadian	11,117	10,284
Foreign	1,426	1,550
Money market	257	1,222
Non-observable markets inputs
Alternative investments
Private equities	1,066	831
Hedge funds	1,301	1,268
Real estate and infrastructure	4,341	4,221
Private debt	1,451	1,237
Other	23	32
Total	24,188	23,768
Equity securities included less than $0.1 million of BCE common shares, less than 0.1% of total plan assets, at December 31, 2024 and approximately $9 million of BCE common shares, or less than 0.1% of total plan assets, at December 31, 2023.
Debt securities included approximately $41 million of Bell Canada debentures, or 0.2% of total plan assets, at December 31, 2024 and approximately $92 million of Bell Canada debentures, or 0.4% of total plan assets, at December 31, 2023.
The Bell Canada Pension Plan has an investment arrangement which hedges part of its exposure to potential increases in longevity, which covers approximately $3 billion of post-employment benefit obligations. The fair value of the arrangement is included within other alternative investments.
Cash flows
We are responsible for adequately funding our DB pension plans. We make contributions to them based on various actuarial cost methods that are permitted by pension regulatory authorities. Contributions reflect actuarial assumptions about future investment returns, salary projections and future service benefits. Changes in these factors could cause actual future contributions to differ from our current estimates and could require us to increase contributions to our post-employment benefit plans in the future, which could have a negative effect on our liquidity and financial performance.
We contribute to the DC pension plans as employees provide service.
The following table shows the amounts we contributed to the DB and DC pension plans and the payments made to beneficiaries under OPEB plans.

	DB plans		DC plans		OPEB plans
For the year ended December 31	2024	2023	2024	2023	2024	2023
Contributions/payments	(48)	(41)	(4)	(11)	(61)	(64)
We expect to contribute approximately $30 million to our DB pension plans in 2025, subject to actuarial valuations being completed. We expect to contribute approximately $10 million to the DC pension plans and to pay approximately $60 million to beneficiaries under OPEB plans in 2025.